Related Party Transactions - Significant Subsidiaries and Joint Operations (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Sunrise Oil Sands Partnership
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	50.00%
BP-Husky Refining LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	50.00%
Entities with joint control or significant influence over entity | Husky Oil Operations Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	100.00%
Entities with joint control or significant influence over entity | Husky Energy International Corporation
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	100.00%
Entities with joint control or significant influence over entity | Lima Refining Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	100.00%
Entities with joint control or significant influence over entity | Husky Marketing and Supply Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	100.00%
Entities with joint control or significant influence over entity | Husky Oil Limited Partnership
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	100.00%
Entities with joint control or significant influence over entity | Husky Terra Nova Partnership(1)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	100.00%
Entities with joint control or significant influence over entity | Husky Downstream General Partnership(1)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	100.00%
Entities with joint control or significant influence over entity | Husky Energy Marketing Partnership
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	100.00%
Entities with joint control or significant influence over entity | Sunrise Oil Sands Partnership
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	50.00%
Entities with joint control or significant influence over entity | BP-Husky Refining LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	50.00%
Husky Midstream Limited Partnership | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 424,000,000	$ 448,000,000
Purchases of goods, related party transactions	219,000,000	200,000,000
Distributions, Related Party Transactions	94,000,000	139,000,000
Contributions, Related Party Transactions	(37,000,000)	40,000,000
Due from related parties, related party transactions	$ 143,000,000	$ 140,000,000